Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Aug. 02, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The information provided below is mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, which requires that we, among other things, report the amount of “compensation actually paid” to our named executive officers. These amounts are calculated in accordance with applicable SEC rules, and do not reflect the actual amount of compensation earned by or paid to our named executive officers during each applicable year.

The guiding principles of our compensation philosophy are that pay should align with and support our strategic business goals and that compensation opportunities should align with the long-term interests of our shareholders. Please refer to the Compensation Discussion and Analysis section of this proxy statement for details regarding how the Compensation & Talent Management Committee links the compensation paid to our named executive officers to our corporate performance.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total Compensation for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs(3)	SSP Cumulative TSR(4)	Peer Group Cumulative TSR(4)	Net Income(5) (,000)	Company Selected Performance Measure - Operating Cash Flow(6) (,000)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$7,239,619	$8,663,604	$2,682,796	$2,732,876	26.08	115.07	$(28.5)	$309.3
2024	$4,350,651	($2,483,597)	$2,315,574	$1,386,214	14.45	107.27	$146.2	$563.9
2023	$5,314,784	$290,140	$2,261,338	$1,901,442	52.24	73.36	$(947.8)	$376.3
2022(1)	$15,043,797	$10,684,978	$1,759,657	$1,060,379	86.26	58.55	$195.9	$590.7
2021	$7,353,669	$9,463,550	$2,016,104	$2,387,599	126.55	100.93	$122.7	$574.9

(1)
Without consideration of the One-Time Award granted August 2, 2022, the amounts shown in column (b) and (c) would be: (b) $6,635,681 and (c) $2,768,986.

(2)
Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair market value of stock awards reported in the Stock Award column of the SCT (“Stock Awards”), (ii) subtracting the actuarial present value of the accumulated benefit under the defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), and (iii) adding the change in fair value of stock awards for the applicable year.

Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and assuming the probable level of achievement for the applicable performance goals as of the end of the relevant year.

The following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Mr. Symson is included as the CEO for each year in columns (b) and (c).

Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Described Each Year in the SCT	Add Change in Fair Value of Awards(i)	Add Service and Prior Service Cost for Pension Plans(ii)	CAP for CEO
2025	$7,239,619	($3,945,077)	($24,677)	$5,393,739	$0	$8,663,604
2024	$4,350,651	($1,203,659)	$0	($5,630,589)	$0	($2,483,597)
2023	$5,314,784	($2,487,690)	($26,226)	($2,510,728)	$0	$290,140
2022	$15,043,797	($12,816,347)	$0	$8,457,528	$0	$10,684,978
2021	$7,353,669	($3,869,769)	$0	$5,979,650	$0	$9,463,550

(i)

Change in Fair Value
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	Year-Over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the End of the Covered Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years Vested in the Covered Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change In Fair Value of Stock Awards for CEO
2025	$3,945,077	$1,858,276	($149,238)	($260,376)	$0	$5,393,739
2024	$779,631	($5,473,375)	($936,845)	$0	$0	($5,630,589)
2023	$2,346,711	($4,601,137)	($171,816)	($84,486)	$0	($2,510,728)
2022	$10,531,582	($1,927,772)	$481,470	($627,752)	$0	$8,457,528
2021	$4,356,923	$1,035,150	$587,577	$0	$0	$5,979,650

(ii)
The Pension Plan is a frozen plan. Therefore, it does not incur a service cost.

(3)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO named executive officers included in the average for each year in columns (d) and (e) were:

2025: Mr. Combs, Mr. Lawlor, Ms. Tomlin and Mr. Giles

2024: Mr. Combs, Ms. Knutson, Mr. Lawlor and Ms. O'Brian

2023: Mr. Combs, Ms. Knutson, Mr. Lawlor and Ms. Tomlin

2022: Mr. Combs, Ms. Knutson, Mr. Lawlor and Mr. Appleton

2021: Mr. Combs, Ms. Knutson, Mr. Lawlor, Mr. Appleton and Ms. Tomlin

Year	Average SCT Total	Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Average Change in Pension Value as Disclosed Each Year in the SCT	Add Average Change in Fair Value of Stock Awards(i)	Add Average Service and Prior Service Cost for Pension Plans(ii)	Average CAP for Other Named Executive Officers
2025	$2,682,796	($1,464,716)	($28,269)	$1,543,065	$0	$2,732,876
2024	$2,315,574	($233,566)	$0	($695,794)	$0	$1,386,214
2023	$2,261,338	($889,943)	($32,018)	$562,066	$0	$1,901,442
2022	$1,759,657	($774,060)	$0	$74,782	$0	$1,060,379
2021	$2,016,104	($653,028)	$0	$1,024,523	$0	$2,387,599

Average Change in Fair Value
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	Year-Over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the End of the Covered Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years Vested in the Covered Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change In Fair Value of Stock Awards for Other Named Executive Officers
2025	$1,457,234	$146,483	($26,258)	($34,394)	$0	$1,543,065
2024	$83,975	($259,587)	($520,182)	$0	$0	($695,794)
2023	$839,509	($223,830)	($28,423)	($25,190)	$0	$562,066
2022	$412,574	($335,643)	$89,716	($91,865)	$0	$74,782
2021	$704,297	$183,990	$136,236	$0	$0	$1,024,523

(ii)
The Pension Plan is a frozen plan. Therefore, it does not incur a service cost.
(4)
Company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our Class A Common Stock on December 31, 2020, assuming reinvestment of all dividends, through the end of the covered fiscal year. The Company TSR reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the NASDAQ US Benchmark Media TSR on December 31, 2020, assuming reinvestment of all dividends, through the end of the covered fiscal year.
(5)
The following table provides a list of the most important financial performance measures used by the Company to link CAP to Company performance for the most recently completed fiscal year.

Operating Cash Flow
Revenue
Relative TSR

Of the goals listed, the Company considers Operating Cash Flow to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to Company performance and therefore includes it as the Company-Selected Measure in the table above. For the definition of Operating Cash Flow, please see page 46 of this proxy statement.

The three graphs appearing on the following pages illustrate the relationship between CAP and the various performance metrics listed in the Pay versus Performance Table.

Company Selected Measure Name		Operating Cash Flow
Named Executive Officers, Footnote
(3)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO named executive officers included in the average for each year in columns (d) and (e) were:

2025: Mr. Combs, Mr. Lawlor, Ms. Tomlin and Mr. Giles

2024: Mr. Combs, Ms. Knutson, Mr. Lawlor and Ms. O'Brian

2023: Mr. Combs, Ms. Knutson, Mr. Lawlor and Ms. Tomlin

2022: Mr. Combs, Ms. Knutson, Mr. Lawlor and Mr. Appleton

2021: Mr. Combs, Ms. Knutson, Mr. Lawlor, Mr. Appleton and Ms. Tomlin

Peer Group Issuers, Footnote
(4)
Company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our Class A Common Stock on December 31, 2020, assuming reinvestment of all dividends, through the end of the covered fiscal year. The Company TSR reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the NASDAQ US Benchmark Media TSR on December 31, 2020, assuming reinvestment of all dividends, through the end of the covered fiscal year.

PEO Total Compensation Amount	$ 6,635,681	$ 7,239,619	$ 4,350,651	$ 5,314,784	$ 15,043,797	[1]	$ 7,353,669
PEO Actually Paid Compensation Amount	$ 2,768,986	$ 8,663,604	(2,483,597)	290,140	10,684,978	[1]	9,463,550
Adjustment To PEO Compensation, Footnote
(1)
Without consideration of the One-Time Award granted August 2, 2022, the amounts shown in column (b) and (c) would be: (b) $6,635,681 and (c) $2,768,986.

(2)
Compensation actually paid (“CAP”) was calculated by beginning with the total amount reported in the Summary Compensation Table (the “SCT”) for the applicable year, (i) subtracting the grant date fair market value of stock awards reported in the Stock Award column of the SCT (“Stock Awards”), (ii) subtracting the actuarial present value of the accumulated benefit under the defined benefit plans reported in the Change in Pension Value and Nonqualified Deferred Compensation Earnings column of the SCT (“Change in Pension Value”), and (iii) adding the change in fair value of stock awards for the applicable year.

Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and assuming the probable level of achievement for the applicable performance goals as of the end of the relevant year.

The following is a reconciliation of the SCT total and the CAP for the CEO for each of the applicable years. Mr. Symson is included as the CEO for each year in columns (b) and (c).

Year	SCT Total	Subtract Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Change in Pension Value as Described Each Year in the SCT	Add Change in Fair Value of Awards(i)	Add Service and Prior Service Cost for Pension Plans(ii)	CAP for CEO
2025	$7,239,619	($3,945,077)	($24,677)	$5,393,739	$0	$8,663,604
2024	$4,350,651	($1,203,659)	$0	($5,630,589)	$0	($2,483,597)
2023	$5,314,784	($2,487,690)	($26,226)	($2,510,728)	$0	$290,140
2022	$15,043,797	($12,816,347)	$0	$8,457,528	$0	$10,684,978
2021	$7,353,669	($3,869,769)	$0	$5,979,650	$0	$9,463,550

(i)

Change in Fair Value
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	Year-Over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the End of the Covered Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years Vested in the Covered Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change In Fair Value of Stock Awards for CEO
2025	$3,945,077	$1,858,276	($149,238)	($260,376)	$0	$5,393,739
2024	$779,631	($5,473,375)	($936,845)	$0	$0	($5,630,589)
2023	$2,346,711	($4,601,137)	($171,816)	($84,486)	$0	($2,510,728)
2022	$10,531,582	($1,927,772)	$481,470	($627,752)	$0	$8,457,528
2021	$4,356,923	$1,035,150	$587,577	$0	$0	$5,979,650

(ii)
The Pension Plan is a frozen plan. Therefore, it does not incur a service cost.

(3)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. Following is a reconciliation of the average SCT total and the average CAP for the named executive officers, other than the CEO, for each of the applicable years. The non-CEO named executive officers included in the average for each year in columns (d) and (e) were:

2025: Mr. Combs, Mr. Lawlor, Ms. Tomlin and Mr. Giles

2024: Mr. Combs, Ms. Knutson, Mr. Lawlor and Ms. O'Brian

2023: Mr. Combs, Ms. Knutson, Mr. Lawlor and Ms. Tomlin

2022: Mr. Combs, Ms. Knutson, Mr. Lawlor and Mr. Appleton

2021: Mr. Combs, Ms. Knutson, Mr. Lawlor, Mr. Appleton and Ms. Tomlin

Year	Average SCT Total	Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT	Subtract Average Change in Pension Value as Disclosed Each Year in the SCT	Add Average Change in Fair Value of Stock Awards(i)	Add Average Service and Prior Service Cost for Pension Plans(ii)	Average CAP for Other Named Executive Officers
2025	$2,682,796	($1,464,716)	($28,269)	$1,543,065	$0	$2,732,876
2024	$2,315,574	($233,566)	$0	($695,794)	$0	$1,386,214
2023	$2,261,338	($889,943)	($32,018)	$562,066	$0	$1,901,442
2022	$1,759,657	($774,060)	$0	$74,782	$0	$1,060,379
2021	$2,016,104	($653,028)	$0	$1,024,523	$0	$2,387,599

Average Change in Fair Value
Year	Year-End Fair Value of Stock Awards Granted in Covered Fiscal Year that Remained Unvested at the End of the Covered Fiscal Year	Year-Over-Year Increase or Decrease in Fair Value for Stock Awards Granted in Prior Years that Remained Unvested at the End of the Covered Year	Increase or Decrease in Fair Value of Stock Awards Granted in Prior Years Vested in the Covered Year	Adjustments for Stock Awards that Failed to Meet Performance Conditions	Value of Dividends or Other Earnings Paid on Stock Awards not Otherwise Reflected in Fair Value	Total Change In Fair Value of Stock Awards for Other Named Executive Officers
2025	$1,457,234	$146,483	($26,258)	($34,394)	$0	$1,543,065
2024	$83,975	($259,587)	($520,182)	$0	$0	($695,794)
2023	$839,509	($223,830)	($28,423)	($25,190)	$0	$562,066
2022	$412,574	($335,643)	$89,716	($91,865)	$0	$74,782
2021	$704,297	$183,990	$136,236	$0	$0	$1,024,523

(ii)
The Pension Plan is a frozen plan. Therefore, it does not incur a service cost.
(4)
Company total shareholder return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our Class A Common Stock on December 31, 2020, assuming reinvestment of all dividends, through the end of the covered fiscal year. The Company TSR reflected in the table above may not be indicative of future performance. Peer group TSR represents the cumulative investment return of an initial fixed $100 investment in the NASDAQ US Benchmark Media TSR on December 31, 2020, assuming reinvestment of all dividends, through the end of the covered fiscal year.
(5)
The following table provides a list of the most important financial performance measures used by the Company to link CAP to Company performance for the most recently completed fiscal year.

Operating Cash Flow
Revenue
Relative TSR

Of the goals listed, the Company considers Operating Cash Flow to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to Company performance and therefore includes it as the Company-Selected Measure in the table above. For the definition of Operating Cash Flow, please see page 46 of this proxy statement.

Non-PEO NEO Average Total Compensation Amount		$ 2,682,796	2,315,574	2,261,338	1,759,657	[1]	2,016,104
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,732,876	1,386,214	1,901,442	1,060,379	[1]	2,387,599
Compensation Actually Paid vs. Total Shareholder Return		CAP, Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income		CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure		CAP and Operating Cash Flow
Tabular List, Table
(5)
The following table provides a list of the most important financial performance measures used by the Company to link CAP to Company performance for the most recently completed fiscal year.

Operating Cash Flow
Revenue
Relative TSR

Total Shareholder Return Amount		$ 26.08	14.45	52.24	86.26	[1]	126.55
Peer Group Total Shareholder Return Amount		115.07	107.27	73.36	58.55	[1]	100.93
Net Income (Loss)		$ (28,500)	$ 146,200	$ (947,800)	$ 195,900	[1]	$ 122,700
Company Selected Measure Amount		309,300	563,900	376,300	590,700	[1]	574,900
PEO Name		Adam P. Symson
Measure:: 1
Pay vs Performance Disclosure
Name		Operating Cash Flow
Measure:: 2
Pay vs Performance Disclosure
Name		Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Relative TSR
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (24,677)	$ 0	$ (26,226)	$ 0		$ 0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0		0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,945,077)	(1,203,659)	(2,487,690)	(12,816,347)		(3,869,769)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,393,739	(5,630,589)	(2,510,728)	8,457,528		5,979,650
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,945,077	779,631	2,346,711	10,531,582		4,356,923
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,858,276	(5,473,375)	(4,601,137)	(1,927,772)		1,035,150
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(149,238)	(936,845)	(171,816)	481,470		587,577
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(260,376)	0	(84,486)	(627,752)		0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0		0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		(28,269)	0	(32,018)	0		0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		0	0	0	0		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		(1,464,716)	(233,566)	(889,943)	(774,060)		(653,028)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		1,543,065	(695,794)	562,066	74,782		1,024,523
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		1,457,234	83,975	839,509	412,574		704,297
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		146,483	(259,587)	(223,830)	(335,643)		183,990
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		(26,258)	(520,182)	(28,423)	89,716		136,236
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		(34,394)	0	(25,190)	(91,865)		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Subtract Average Grant Date Value of Stock Awards Granted Each Year as Disclosed in the SCT		$ 0	$ 0	$ 0	$ 0		$ 0

[1]	Without consideration of the One-Time Award granted August 2, 2022, the amounts shown in column (b) and (c) would be: (b) $6,635,681 and (c) $2,768,986.